DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Values of Derivatives	The fair values of our derivative financial instruments and their classifications in our consolidated balance sheets as of January 31, 2022 and 2021 were as follows:

		January 31,
(in thousands)	Balance Sheet Classification	2022	2021
Derivative assets:
Foreign currency forward contracts:
Designated as cash flow hedges	Prepaid expenses and other current assets	$125	$998
Not designated as hedging instruments	Prepaid expenses and other current assets	15	—
Total derivative assets		$140	$998

Derivative liabilities:
Foreign currency forward contracts:
Designated as cash flow hedges	Accrued expenses and other current liabilities	$736	$355
Not designated as hedging instruments	Accrued expenses and other current liabilities	65	323
Total derivative liabilities		$801	$678

Schedule of the Effects of Derivatives Designated as Cash Flow Hedges
The effects of derivative financial instruments designated as cash flow hedges on accumulated other comprehensive loss (“AOCL”) and on the consolidated statement of operations for the years ended January 31, 2022, 2021, and 2020, were as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Net gains recognized in AOCL:
Foreign currency forward contracts	$1,169	$1,863	$1,950

Net gains reclassified from AOCL to the consolidated statements of operations:
Foreign currency forward contracts	$2,314	$1,882	$389

For information regarding the line item locations of the net losses on derivative financial instruments reclassified out of AOCL into the consolidated statements of operations, see Note 9, “Accumulated Other Comprehensive Loss.”

Schedule of Derivatives Not Designated as Hedging Instruments	Losses (gains) recognized on derivative financial instruments not designated as hedging instruments in our consolidated statements of operations for the years ended January 31, 2022, 2021, and 2020, were as follows:

	Classification in Consolidated Statements of Operations	Year Ended January 31,
(in thousands)		2022	2021	2020
Foreign currency forward contracts	Other income (expense), net	$134	$(95)	$395